Fair Value Measurement - Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3 (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Liabilities:
Beginning balance	$ 189,279
Included in Earnings	(106,289)
Foreign Currency Translation Adjustment	412
Ending balance	$ 83,402